Significant Accounting Policies	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Significant accounting policies

3. Significant accounting policies

The accounting policies set out below have been applied consistently by the Company to the years presented in these financial statements.

3.1	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries for the years ended March 31, 2023, 2022 and 2021. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Company the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a) the contractual arrangement with the other vote holders of the investee;

(b) rights arising from other contractual arrangements; and

(c) the Company’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Company obtains control, and continue to be consolidated until the date that such control ceases. Profit or loss and each component of other comprehensive income are attributed to the owners of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Company’s share of components previously recognized in other comprehensive income is reclassified to profit or loss or retained profits, as appropriate, on the same basis as would be required if the Company had directly disposed of the related assets or liabilities.

3.2	Discontinued operation

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operation are presented separately in the consolidated statement of profit or loss and comprehensive loss, consolidated statement of financial position and consolidated statements of cash flows. Please refer to note 24 for the details.

3.3	Foreign currencies

Transactions in foreign currencies are translated into the functional currency of the Company at exchange rates at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are translated into the functional currency at the exchange rate on that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Foreign currency differences arising from translation are recognized in profit or loss.

3.4	Financial instruments

Financial assets

(i)	Classification

The Company classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value through profit or loss, and

●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in profit or loss.

The Company reclassifies debt instruments when and only when its business model for managing those assets changes.

(ii)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

(iii)	Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. This category includes derivative instruments and equity investments which the Company had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are also recognized as other income in the statement of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Company and the amount of the dividend can be measured reliably.

(iv)	Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

●	the rights to receive cash flows from the asset have expired; or

●	the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained. Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

(v)	Impairment

The Company assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For other receivables and loan receivables, a general approach is applied.

Financial liabilities

(i)	Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include accounts and other payables and lease liabilities.

(ii)	Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at amortized cost (loans and borrowings)

After initial recognition, accounts and other payables and lease liabilities are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statements of profit or loss.

(iii)	Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the statement of profit or loss.

Offsetting

Financial assets and financial liabilities are off-set and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

3.5	Impairment

(i)	Non-derivative financial assets

The Company recognizes loss allowances for expected credit losses (“ECL”) on financial assets measured at amortized cost.

General approach

The Company applies the general approach to provide for ECL on all other financial instruments. Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition.

At each reporting date, the Company assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECL.

When determining whether the credit risk of financial assets have increased significantly since initial recognition and when estimating ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment that includes forward-looking information.

Measurement of ECLs

The Company decided to assess the ECL of the financial asset at amortized cost based on the discounted product of exposure at default (‘EAD’), probability of default (‘PD’) and loss given default (‘LGD’) as defined below:

●	EAD is based on the trade receivable amounts that the Company expects to be owed at the time of default. This represents the carrying value of the trade receivable.

●	PD represents the likelihood of a buyer defaulting on its financial obligation, either over the next 12 months or over the remaining lifetime of the obligation.

●	LGD represents the Company’s expectation of the extent of loss on a defaulted exposure. LGD is expressed as a percentage loss per unit of exposure at the time of default.

The ECL is computed by multiplying EAD, PD, LGD for each category. The PD and LGD are developed by utilizing historical default studies and publicly available data.

Credit-impaired financial assets

At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

●	significant financial difficulty of the borrower or issuer;

●	a breach of contract such as a default after negotiation;

●	the restructuring of a loan or advance by the Company on terms that the Company would not consider otherwise; or

●	it is probable that the borrower will enter bankruptcy or other financial reorganization.

Presentation of allowance for ECLs in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of these assets.

Write-off

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.

(ii)	Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit (CGU) exceeds its estimated recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets that cannot be tested individually are 欲combined together into the smallest Company of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

3.6	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. The principal annual rates used for this purpose are as follows:

●	Computer Equipment	1-3 years

●	Office Equipment	4-5 years

●	Motor Vehicle	4 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

An item of property and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

3.7	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At commencement or on modification of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Company has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as of the commencement date;

●	amounts expected to be payable under a residual value guarantee; and

●	the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

3.8	Investment in derivative contracts

The Company holds and invests in derivative contracts for the purposes of trading in the ordinary course of the Company’s digital assets business.

A derivative contract is initially recognized at its fair value on the date the contract is entered into and is subsequently carried at its fair value. The derivative contracts are generally placed on the third-party exchanges institution to earn from the changes in the fair value over the period. The changes in fair value of futures will be recognized as fair value changes of derivative contracts in the consolidated statements of profit or loss and comprehensive loss.

3.9	Digital assets

Digital assets are held mainly for the purposes of trading in the ordinary course of the Company’s digital assets trading business in the OTC market.

Digital assets are held mainly for the purposes of both trading for another token and entering an derivative contract in which such digital tokens are provided as margin in the ordinary course of the Company’s digital assets business.

Digital assets held in the Company’s digital asset wallets primarily comprise digital assets that are prefunded by and traded with, but not yet withdrawn by counterparties (or “customers”) under Digital Asset Trading Agreements (“DATA”).

Digital assets obtained from counterparties are recorded as digital assets of the Company (see below for the measurement) which can be used in the Company’s ordinary business, with a corresponding liability recorded due to the counterparties (under “Digital assets payables” measured at fair value through profit or loss in current liabilities). Upon maturity of the financing arrangements, the Company transfers the digital assets at a rate stipulated in the DATA to the counterparty’s wallet and the related digital assets and liability due to the counterparty is derecognized.

The Company’s digital asset portfolio mainly comprises cryptocurrencies and since the Company actively trades cryptocurrencies, purchasing them with a view to their resale in the near future, and generating a profit from fluctuations in the price, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the digital assets at fair value less costs to sell. The Company considers there are no significant “costs to sell” digital assets and hence measurement of digital assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.

See note 27(f) for estimation of fair value in respect of the digital assets and digital assets payables.

3.10	Cash and cash equivalents

For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value.

3.11	Share-based payments

The Company operates a share-based payment scheme (in the form of warrant shares and share options) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Under such schemes, consultants providing similar services with employees and services providers of the Company may receive equity instruments as remuneration for their services rendered (“equity-settled transactions”). Besides, the Company also gives investors the right, but not the obligation, to buy the Company shares on or by a certain date, at a specified price under the scheme (in the form of written call option).

Share purchase warrants and share options

The fair value of the share purchase warrants and share options granted to employees and consultants providing similar services in exchange for the grant of the warrants is recognized as an expense with a corresponding increase in share-based warrants reserve. The total amount to be expensed is determined by reference to the fair value of the share purchase warrants granted. The total amount to be expensed is determined by reference to the fair value of the share options granted:

●	including any market performance conditions (e.g. the Company’s share price),

●	excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the entity over a specified time period), and

●	including the impact of any non-vesting conditions (e.g. the requirement for employees to save or hold shares for a specified period of time).

The total expense is recognized over the vesting period, which is the period over which all the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of warrants that are expected to vest based on the non-market vesting and service conditions. Warrant shares will recognize the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

The warrant reserve presents the proceeds from issuance of warrants, net of issue costs. Warrant reserve is non-distributable and will be transferred to additional paid-in capital account upon exercise of warrants.

3.12	Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

3.13	Repurchase of shares

Where any Group company purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental cost (net of income taxes) is recorded as a deduction from equity attributable to the Company’s equity holders as a treasury share reserve until the shares are cancelled, reissued or disposed of. When such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effect, the nominal amount is reversed from the treasury share reserve, with any remaining difference to the total transaction value being recognized in additional paid-in capital.

3.14	Loss per share

The Company presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees and share purchase warrants granted to consultants. Diluted earnings per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect.

3.15	Additional paid-in capital

Amount subscribed for common stock in excess of nominal value.

3.16	Digital assets payables

Digital assets payables are derivative contracts which are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

The derivative contracts are held for trading and do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and included in “income from digital assets business”. Trading derivatives are classified as a current asset or liability.

Digital assets payables are removed from the consolidated statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of the liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

Digital assets payables are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

3.17	Income

Supply chain management platform service fee

The Company generates platform fees through its supply chain management platform service through its PRC subsidiaries which had been disposed during the year. The transaction price is determined based on a percentage of the aggregate amounts of purchase payments to our partnered auto parts suppliers. The Company recognizes revenue when the procured auto parts have been transferred to and accepted by the customers as the Company’s performance obligation is completed at a point in time.

Proprietary trading of digital assets and derivative contracts

The Company participated in proprietary trading and earned profits, at a point in time, when executing buy and sell orders on various exchanges.

The Company presents trading income from digital assets trading business that primarily represent trading margin arising from trading various digital assets and net gain or loss from remeasurement of digital assets and digital assets payable. The Company is exposed to net trading gains or losses from holding digital assets for trading up to the point when a trade (to buy or sell digital assets) with customer is concluded with fixed terms of trade with respect to the type, unit and price of digital assets.

3.18	Cost of income

Cost of income comprises of commission to traders and technical support fee for the trading of digital assets business.

3.19	Selling and promotion expenses

Selling and promotion expenses comprise of marketing and promotional expenditures.

3.20	General and administrative expenses

General and administrative costs mainly comprise of legal fees, professional fees, consultancy fees, staff costs and depreciation.

3.21	Finance costs

Finance costs comprise amortization of debt issuance cost and interest of lease liabilities.

3.22	Interest income

Interest income is presented as finance income where it is earned from financial institutions that are held for cash management purposes.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

3.23	Income tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

3.24	Employee benefits

(i)	Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii)	Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

3.25	Operating segment and geographic information

An operating segment is a component of an entity:

●	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);

●	whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

●	for which discrete financial information is available.

The assessment of reportable segments is based upon having similar economic characteristics and if the operating segments are similar in the following respects:

●	the nature of the products and services;

●	the nature of the production processes;

●	the type or class of customer for their products and services;

●	the methods used to distribute their products or provide their services; and

●	if applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

Reportable segments are distinguished due to their differences in their operations and economics. They are managed separately because they require different business, technological, and marketing strategies.

The Company’s CEO is considered to be the Company’s Chief Operating Decision Maker (“CODM”). The CODM reviews non-financial information, for purposes of allocating resources. Based on the internal financial information provided to the CODM, the Company has determined that the identified operating segment as one reportable segment.

The CODM evaluates the assets and liabilities despite disaggregated financial information being available, the accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Company’s financial statements.

3.26	Related parties

A related party is a person or entity that is related to the Company.

(A)	A person or a close member of that person’s family is related to the Company if that person:

(i)	has control or joint control over the Company;

(ii)	has significant influence over the Company; or

(iii)	is a member of the key management personnel of the Company or of a parent of the Company.

(B)	An entity is related to the Company if any of the following conditions applies:

(i)	The entity and the Company are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii)	Both entities are joint ventures of the same third party;

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Company. If the Company is itself such a plan, the sponsoring employers are also related to the Company;

(vi)	The entity is controlled or jointly controlled by a person identified in (A);

(vii)	A person identified in (A)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); or

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Company or to a parent of the Group.

3.27	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

3.28	New standards and interpretations not adopted

At the date of authorization of these financial statements, the Company has not adopted the new and revised IFRS and amendments to IFRS that have been issued but are not yet effective to them. The Company does not anticipate that the adoption of these new and revised IFRS pronouncements in future periods will have a material impact on the Company’s financial statements in the period of their initial adoption.

The Company has not applied the new IFRSs that have been issued but are not yet effective. The application of those new IFRSs will not have a material impact on the financial statements of the Company.